S000000711 [Member] Expense Example - Western Asset Intermediate Bond Fund	May 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	725
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	453
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	798
Expense Example, with Redemption, 10 Years	1,317
CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,650
CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	$ 1,450